Expenses by nature - Payroll and employee benefits (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Expenses by nature
Salaries, wages and bonus	¥ 463,208	¥ 657,236	¥ 666,968	¥ 543,646
Contributions to social security contribution plan	53,977	75,168	77,903	56,325
Welfare expenses	17,184	24,306	36,987	34,895
Equity-settled share-based payment expenses (Note 27)	46,432	62,882	82,835	281,319
Total	¥ 580,801	¥ 819,592	¥ 864,693	¥ 916,185